EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Earnings Per Share [Abstract]
Schedule of outstanding stock options, share warrant obligations, RSUs and DSUs

	2022	2021
	$	$
Net earnings (loss)	17,775,766	(43,325,320)
Basic weighted average number of common shares outstanding	193,113,983	162,245,092
Basic earnings (loss) per share	0.09	(0.27)

Basic weighted average number of common shares outstanding	193,113,983	162,245,092
Plus dilutive impact of stock options, RSUs, DSUs, and warrants	7,477,680	—
Diluted weighted average number of common shares outstanding	200,591,663	162,245,092
Diluted earnings (loss) per share	0.09	(0.27)